Warrant Liabilities (Tables)	12 Months Ended
Jul. 31, 2022
Warrant Liabilities [Line Items]
Schedule of warrant liabilities
	US$25,000 Registered Direct Offering	US$20,000 Registered Direct Offering	August 2021 Underwritten Public Offering	Total
	$	$	$	$
Opening balance as at August 1, 2020	1,917	1,533	-	3,450
Loss on revaluation of financial instruments	1,269	1,014	-	2,283
Balance as at July 31, 2021	3,186	2,547	-	5,733
Issued	-	-	39,255	39,255
Gain on revaluation of financial instruments	(3,178)	(2,541)	(38,552)	(44,271)
Balance as at July 31, 2022	8	6	703	717

Schedule of warrant liability fair value assumptions
	As at July 31, 2022	Initial recognition August 24, 2021
Number of warrants	24,540,012	24,540,012
Share price	US$0.19	US$2.58
Expected life	3 years	2.5 years
Dividend	US $nil	US $nil
Volatility	101%	96%
Risk free rate	2.98%	0.84%
Exchange rate (USD/CAD)	$1.2824	$1.2608

USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Schedule of warrant liability fair value assumptions
	As at July 31, 2022	As at July 31, 2021	Initial recognition January 20, 2020
Number of warrants	1,497,007	1,497,007	1,497,007
Share price	US$0.19	US$3.97	US$5.80
Expected life	2.41 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	101%	95%	80%
Risk free rate	2.98%	0.38%	1.57%
Exchange rate (USD/CAD)	$1.2824	1.2462	1.3116

US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Schedule of warrant liability fair value assumptions
	As at July 31, 2022	As at July 31, 2021	Initial recognition December 31, 2019
Number of warrants	1,871,259	1,871,259	1,871,259
Share price	US$0.19	US$3.97	US$6.36
Expected life	2.41 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	101%	95%	79%
Risk free rate	2.98%	0.38%	1.71%
Exchange rate (USD/CAD)	$1.2824	1.2462	1.2988